Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents from Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive securities not included in calculation of diluted net loss per share	4,401,449	3,544,085	2,600,008
Common Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive securities not included in calculation of diluted net loss per share	4,334,935	3,476,847	2,589,348
Common Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Potential dilutive securities not included in calculation of diluted net loss per share	66,514	67,238	10,660